SHARE-BASED COMPENSATION - Target Vesting Percentages Based on Company's TSR Rankings (Details) - PSUs	Apr. 14, 2017
Ferrari TSR Ranking 1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	150.00%
Ferrari TSR Ranking 1 | Members of GEC and Key Leaders
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	150.00%
Ferrari TSR Ranking 2 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	120.00%
Ferrari TSR Ranking 2 | Members of GEC and Key Leaders
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	120.00%
Ferrari TSR Ranking 3 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	100.00%
Ferrari TSR Ranking 3 | Members of GEC and Key Leaders
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	100.00%
Ferrari TSR Ranking 4 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	75.00%
Ferrari TSR Ranking 4 | Members of GEC and Key Leaders
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	0.00%
Ferrari TSR Ranking 5 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	50.00%
Ferrari TSR Ranking 5 | Members of GEC and Key Leaders
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	0.00%